NOTE 11. INVENTORIES	12 Months Ended
Dec. 31, 2021
NOTE 11. INVENTORIES

NOTE 11. INVENTORIES

Inventories consist of the following:

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Raw materials	-	296,472
Finished goods - displays and other products	-	529,080
Provision for inventories obsolescence	-	(638,151)
Total	-	187,401